Pay vs Performance Disclosure - USD ($)	11 Months Ended	12 Months Ended				23 Months Ended
	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of initial fixed $100 investment based on:
Year	SCT Total for PEO 1 (1)	SCT Total for PEO 2 (2)	CAP to PEO 1 (3) (4) (5)	CAP to PEO 2 (3) (4) (5)	Average SCT total for non-PEO NEOs (6)	Average CAP to non-PEO NEOs (3)(4)(7)	Total Shareholder Return	U.S. MSCI REIT Index Total Shareholder Return (8)	Net Income	Core EBITDA (9)
2023	$8,109,662	$—	$10,090,177	$—	$1,918,213	$2,221,385	$96.40	$113.54	$(336.3)	$572.1
2022	$7,689,546	$—	$7,697,775	$—	$2,038,558	$2,024,259	$87.55	$99.82	$(19.4)	$499.8
2021	$1,489,979	$4,661,919	$1,613,153	$(4,910,137)	$1,469,331	$575,335	$98.24	$132.23	$(30.5)	$474.5
2020	$—	$5,361,399	$—	$8,160,368	$1,791,744	$2,352,327	$109.03	$92.43	$24.5	$425.9

Company Selected Measure Name		Core EBITDA
Named Executive Officers, Footnote [Text Block]		The Principal Executive Officer (PEO) is George F. Chappelle. The second Principal Executive Officer (PEO) is Fred Boehler, who served as our Chief Executive Officer through November, 2021.
Peer Group Issuers, Footnote [Text Block]		The selected peer group is the U.S. MSCI REIT Index which is the sole measurement of our performance based equity awards and the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2023.
Adjustment To PEO Compensation, Footnote [Text Block]	Our PEO and non-PEO NEOs do not receive pension benefits, therefore no adjustments were made. We did not make any adjustments for dividend equivalents and distributions because they are already factored into our Fair Market Value (“FMV”) used for our performance awards and included in All Other Compensation on the Summary Compensation Table in our CD&A. To calculate Compensation Actually Paid (CAP) for the PEO, the fair value of equity awards were updated using the same methodology applied under ASC 718 and all equity adjustments were made in accordance with the SEC methodology for determining CAP for each year shown:

	2023		2022		2021		2020
	PEO1 (Chappelle)	PEO2 (Boehler)	PEO1 (Chappelle)	PEO2 (Boehler)	PEO1 (Chappelle)	PEO2 (Boehler)	PEO1 (Chappelle)	PEO2 (Boehler)
SCT Total for PEO	8,109,662	—	7,689,546	—	1,489,979	4,661,919	—	5,361,399
Subtract stock compensation and pension included in SCT	(4,967,302)	—	(3,452,311)	—	(1,260,006)	(3,583,397)	—	(3,028,791)
Add pension attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—	—	—	—
Add fair value of equity compensation granted in current year – value at year-end	5,218,646	—	3,756,664	—	1,383,181	489,419		4,630,388
Add dividends paid on unvested shares/share units and stock options	—	—	—	—	—	—	—	—
Add/Subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,714,020	—	—	—	—	(1,458,139)	—	1,304,520
Add/Subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	15,151	—	(296,125)	—	—	(763,992)	—	(107,148)
Add fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	—	—	273,131	—	—
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	—	—	(4,529,078)	—	—
Total Adjustments	1,980,515	—	8,229	—	123,174	(9,572,057)	—	2,798,969
Compensation Actually Paid to PEO	10,090,177	—	7,697,775	—	1,613,153	(4,910,137)	—	8,160,368

2023	2022	2021	2020
Marc Smernoff	Marc Smernoff	Marc Smernoff	Marc Smernoff
Robert Chambers	Robert Chambers	Robert Chambers	Robert Chambers
Richard Winnall	David Moore	Carlos Rodriguez	Carlos Rodriguez
Samantha Charleston	Samantha Charleston	Jay Harron	Jay Harron

Non-PEO NEO Average Total Compensation Amount		$ 1,918,213	$ 2,038,558	$ 1,469,331	$ 1,791,744
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,221,385	2,024,259	575,335	2,352,327
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Our PEO and non-PEO NEOs do not receive pension benefits, therefore no adjustments were made.To calculate average CAP for the non-PEO Named Executive Officers, the fair value of equity awards were updated using the same methodology applied under ASC 718 and all equity adjustments were made in accordance with the SEC methodology for determining CAP for each year shown:

	2023	2022	2021	2020
Average SCT Total for Non-PEO NEOs	$1,918,213	$2,038,558	$1,469,331	$1,791,744
Subtract stock compensation and pension included in SCT	(959,602)	(861,488)	(891,024)	(824,658)
Add pension attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—
Add fair value of equity compensation granted in current year – value at year-end	1,008,158	907,540	659,162	1,196,685
Add dividends paid on unvested shares/share units and stock options	—	—	—	—
Add/Subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	238,980	(16,661)	(567,834)	230,958
Add/Subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	53,070	(43,690)	(94,300)	(42,402)
Add fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	—
Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	(37,434)	—	—	—
Total Adjustments	$303,172	$(14,299)	$(893,996)	$560,583
Average Compensation Actually Paid to Non-PEO NEOs	$2,221,385	$2,024,259	$575,335	$2,352,327

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart illustrates the trend between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our key financial metric, Core EBITDA, during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Tabular List [Table Text Block]
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for 2023 to Company performance (not ranked):

Core EBITDA
Relative TSR
AFFO (Adjusted Funds from Operations)

Total Shareholder Return Amount		$ 96.40	87.55	98.24	109.03
Peer Group Total Shareholder Return Amount		113.54	99.82	132.23	92.43
Net Income (Loss)		$ (336,300,000)	$ (19,400,000)	$ (30,500,000)	$ 24,500,000
Company Selected Measure Amount		572,100,000	499,800,000	474,500,000	425,900,000
Additional 402(v) Disclosure [Text Block]	Our company selected measure is Core EBITDA the financial metric we believe best links compensation paid to our PEO and other NEOs, which is calculated as described in Appendix A to this Proxy Statement.
Restricted Stock Units and Operating Profit Units
Awards Granted under 2017 Plan
The award agreements for the time-based RSUs and OPUs, and performance-based RSUs and OPUs granted to our NEOs after the IPO under the 2017 Plan provide for the following (capitalized terms have the meanings ascribed to them in the 2017 Plan):
Termination of Service for any Reason: Upon the Participant’s Termination of Service for any reason at any time before all of his or her RSUs or OPUs have vested (both time and performance awards), the Participant’s unvested RSUs or OPUs shall be automatically forfeited, except as provided below.
Termination of Service for Death or Disability: If the Participant’s Termination of Service occurs as a result of a Termination of Service due to Death or Disability, for time-based RSUs or OPUs, any non-vested portion of the award will become fully vested at the time of death or disability. For performance-
based RSUs or OPUs, a pro-rated portion shall immediately become vested at target performance level based on the number of days during the Performance Period that the Participant was employed.
Termination of Service by Company without Cause or by Participant for Good Reason: If the Participant’s Termination of Service occurs as a result of a Termination of Service by the Company without Cause or by the Participant for Good Reason, for time-based RSUs or OPUs, the next scheduled tranche which would have vested on the next scheduled vesting date following the termination of service date shall immediately become vested. For performance-based RSUs or OPUs, a pro-rated portion shall remain outstanding and eligible to vest based on actual performance through the last day of the Performance Period, based on the number of days during the Performance Period that the Participant was employed.
Termination of Service with Change in Control: If, within the twenty-four (24) month period following a Change in Control, the Participant’s Termination of Service occurs as a result of a Termination of Service by the Company without Cause or by the Participant for Good Reason, any unvested time-based RSUs or OPUs at the time of termination shall immediately become vested. Likewise, the performance-based RSUs or OPUs shall immediately become vested based on target performance.
The information below describes and quantifies the estimated amount of certain compensation that would become payable to each NEO as of December 31, 2023 under the following circumstances: (i) upon death or disability; (ii) upon voluntary termination or termination by us for Cause; (iii) if employment with us had been terminated without Cause or for Good Reason; and (iv) employment terminated without Cause or for Good Reason within twenty-four (24) months following a Change in Control.

NEO	Benefit	Voluntary Resignation or Termination for Cause	Death or Disability (1)	Company terminates without Cause; NEO terminates for Good Reason(1)	Termination without Cause or Good Reason w/in 24 months of Change in Control(1)
George F. Chappelle Jr.	Cash Severance	$—	$1,600,000	6,800,000	8,100,000
	Equity Awards	—	5,350,404	3,821,769	8,141,843
	Benefits Continuation	—	—	46,734	46,734
	Total	—	6,950,404	10,668,503	16,288,577
Marc J. Smernoff	Cash Severance	—	472,500	1,470,000	1,968,750
	Equity Awards	—	2,312,961	1,911,187	3,069,650
	Benefits Continuation	—	—	46,124	46,124
	Total	—	2,785,461	3,427,311	5,084,524
Robert S. Chambers	Cash Severance	—	450,000	1,400,000	1,875,000
	Equity Awards	—	1,791,126	1,422,024	2,449,781
	Benefits Continuation	—	—	46,124	46,124
	Total	—	2,241,126	2,868,148	4,370,905
Richard C. Winnall	Cash Severance	—	321,000	801,772	1,093,326
	Equity Awards	—	635,519	434,980	917,544
	Benefits Continuation	—	—	—	—
	Total	—	956,519	1,236,752	2,010,870
Samantha L. Charleston	Cash Severance	—	255,000	935,000	1,275,000
	Equity Awards	—	920,571	717,217	1,285,688
	Benefits Continuation	—	—	31,156	31,156
	Total	—	1,175,571	1,683,373	2,591,844
(1) Based on the closing price of the Company’s common shares on December 29, 2023 of $30.27.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Core EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		AFFO (Adjusted Funds from Operations)
George F. Chappelle [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 8,109,662	$ 7,689,546	$ 1,489,979	$ 0
PEO Actually Paid Compensation Amount		10,090,177	7,697,775	1,613,153	0
PEO Name						George F. Chappelle.
Fred Boehler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		0	0	4,661,919	5,361,399
PEO Actually Paid Compensation Amount		0	0	(4,910,137)	8,160,368
PEO Name	Fred Boehler
PEO [Member] | George F. Chappelle [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,980,515	8,229	123,174	0
PEO [Member] | George F. Chappelle [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,967,302)	(3,452,311)	(1,260,006)	0
PEO [Member] | George F. Chappelle [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | George F. Chappelle [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,218,646	3,756,664	1,383,181
PEO [Member] | George F. Chappelle [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | George F. Chappelle [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,714,020	0	0	0
PEO [Member] | George F. Chappelle [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,151	(296,125)	0	0
PEO [Member] | George F. Chappelle [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | George F. Chappelle [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Fred Boehler [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(9,572,057)	2,798,969
PEO [Member] | Fred Boehler [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(3,583,397)	(3,028,791)
PEO [Member] | Fred Boehler [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Fred Boehler [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	489,419	4,630,388
PEO [Member] | Fred Boehler [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Fred Boehler [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(1,458,139)	1,304,520
PEO [Member] | Fred Boehler [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(763,992)	(107,148)
PEO [Member] | Fred Boehler [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	273,131	0
PEO [Member] | Fred Boehler [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(4,529,078)	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		303,172	(14,299)	(893,996)	560,583
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(959,602)	(861,488)	(891,024)	(824,658)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,008,158	907,540	659,162	1,196,685
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		238,980	(16,661)	(567,834)	230,958
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		53,070	(43,690)	(94,300)	(42,402)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Forfeited or Cancelled [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (37,434)	$ 0	$ 0	$ 0